ING Investors Trust

ING MFS Total Return Portfolio

(“Portfolio”)

Supplement dated December 14, 2007

to the Adviser Class Prospectus, Institutional Class Prospectus,

Service Class Prospectus and Service 2 Class Prospectus

each dated April 30, 2007

Effective November 28, 2007, Gregory W. Locraft, Jr. replaced Kenneth J. Enright as portfolio manager to the Portfolio.  The Adviser Class, Institutional Class, Service Class and Service 2 Class Prospectuses are amended to reflect the following:

1.                                      All references to Kenneth Enright are hereby deleted and replaced with Gregory W. Locraft, Jr.

2.                                      The second paragraph under the section entitled “Description of the Portfolios – More on the Sub-Adviser” on page 61 of the Adviser Class Prospectus, page 66 of the Service Class Prospectus, page 65 of the Service 2 Class Prospectus and page 64 of the Institutional Class Prospectus is hereby updated to delete the information relating to Kenneth J. Enright and to add the following:

Name	Position and Recent Business Experience
Gregory W. Locraft, Jr.	Mr. Locraft, Investment Officer, has been employed in the MFS investment management area since 1998. Mr. Locraft has managed the Portfolio since 2007.

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ING Investors Trust

ING MFS Total Return Portfolio

(“Portfolio”)

Supplement dated December 14, 2007

to the Adviser Class, Institutional Class,

Service Class and Service 2 Class Statement of Additional Information (“SAI”)

dated April 30, 2007 as supplemented July 31, 2007

Effective November 28, 2007, Gregory W. Locraft, Jr. replaced Kenneth J. Enright as portfolio manager to the Portfolio.  The Adviser Class, Institutional Class, Service Class and Service 2 Class SAI is amended to reflect the following:

1.                                       All references to Kenneth Enright are hereby deleted and replaced with Gregory W. Locraft, Jr.

2.                                       The tables and language in the sub-sections entitled “ING MFS Total Return Portfolio – Other Managed Accounts” and “Portfolio Manager Ownership of Securities” under the section entitled, “Other Information About Portfolio Managers” beginning on page 194 and page 195, respectively, of the SAI are deleted in their entirety and replaced with the following:

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of November 30, 2007.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Gregory W. Locraft, Jr.	9	$22.1 billion	0	N/A	0	N/A

Advisory fees are not based upon performance of any of the accounts identified in the table above.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of November 30, 2007, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

Dollar Range of
Portfolio Manager	Fund Shares Owned

Gregory W. Locraft, Jr.	None

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